Business Combinations - Summary of fair value of Identifiable assets acquired and liabilities assumed (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Financial assets delivered as guarantee	$ 132,891,084	$ 95,353,885
Banco BMA SAU [Member]
Disclosure of detailed information about business combination [line items]
Cash and deposits in banks	160,975,229
Debt securities at fair value through profit or loss	51,232,686
Derivative financial instruments	22,198,599
Repo transactions	255,552,986
Other financial assets	16,610,423
Loans and other financing	290,578,416
Other debt securities	68,697,853
Financial assets delivered as guarantee	40,705,395
Current income tax assets	203,976
Equity instruments at fair value through profit or loss	190,362
Investments in associates and joint arrangements	9,599,589
Property, plant and equipment	37,443,475
Intangible assets	21,298,818
Deferred income tax assets	18,763,919
Other non-financial assets	7,400,772
Non-current assets held for sale	12,974,758
Assets recognized as of acquisition date	1,014,427,256
Deposits	675,034,941
Liabilities at fair value through profit or loss	20,346,543
Derivative financial instruments	8,578,570
Other financial liabilities	19,082,094
Financing received from the Central Bank of Argentina and other financial institutions	10,666,322
Issued corporate bonds	5,920,878
Current income tax liabilities	20,058,160
Provisions	2,983,960
Deferred income tax liabilities	17,707,310
Other non-financial liabilities	54,821,380
Liabilities recognized as of acquisition date	835,200,158
Net assets acquired at fair value	179,227,098
Macro Agro SAU [Member]
Disclosure of detailed information about business combination [line items]
Cash and deposits in banks	47,782
Debt securities at fair value through profit or loss	986,466
Other financial assets	7,393,142
Loans and other financing	138,047
Financial assets delivered as guarantee	1,899,588
Property, plant and equipment	133,492
Intangible assets	29,675
Other non-financial assets	109,667
Assets recognized as of acquisition date	10,737,859
Other financial liabilities	7,325,831
Current income tax liabilities	124,492
Provisions	20,666
Deferred income tax liabilities	147,107
Other non-financial liabilities	2,036,240
Liabilities recognized as of acquisition date	9,654,336
Net assets acquired at fair value	$ 1,083,523